Derivative Instruments	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
The Company manages its exposure to various risks relating to its ongoing business operations according to a risk management policy. The primary risks managed with derivative instruments are interest rate risk and foreign exchange risk.
The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of December 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$211	$181	$(72)	$(77)
Interest rate	—	—	(221)	—
Other	2	—	(7)	(4)
Derivatives not designated as hedges
Foreign exchange	27	89	(140)	(53)
Interest rate	—	—	—	(63)
Gross fair value of derivatives	240	270	(440)	(197)
Counterparty netting	(145)	(225)	228	142
Cash collateral (received)/paid	(3)	—	104	15
Net derivative positions	$92	$45	$(108)	$(40)

	As of September 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$166	$169	$(80)	$(39)
Interest rate	—	—	(329)	—
Other	13	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	96	(95)	(60)
Interest rate	—	—	—	(81)
Gross fair value of derivatives	217	267	(504)	(180)
Counterparty netting	(158)	(227)	254	131
Cash collateral (received)/paid	—	—	135	5
Net derivative positions	$59	$40	$(115)	$(44)

Interest Rate Risk Management
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows and on the market value of its borrowings. In accordance with its policy, the Company targets its fixed-rate debt as a percentage of its net debt between a minimum and maximum percentage. The Company primarily uses pay-floating and pay-fixed interest rate swaps to facilitate its interest rate risk management activities.
The Company designates pay-floating interest rate swaps as fair value hedges of fixed-rate borrowings effectively converting fixed-rate borrowings to variable rate borrowings indexed to LIBOR. As of December 29, 2018 and September 29, 2018, the total notional amount of the Company’s pay-floating interest rate swaps was $7.5 billion and $7.6 billion, respectively.
The following table summarizes fair value hedge adjustments to hedged borrowings at December 29, 2018 and September 29, 2018:

	Carrying Amount of Hedged Borrowings (1)		Fair Value Adjustments Included in Hedged Borrowings (1)
	December 29, 2018	September 29, 2018	December 29, 2018	September 29, 2018
Borrowings:
Current	$1,590	$1,585	$(9)	$(14)
Long-term	6,499	6,425	(177)	(290)
	$8,089	$8,010	$(186)	$(304)

(1)	Includes $40 million and $41 million of gains on terminated interest rate swaps as of December 29, 2018 and September 29, 2018, respectively.
The following amounts are included in “Interest expense, net” in the Condensed Consolidated Statements of Income:

	Quarter Ended
	December 29, 2018	December 30, 2017
Gain (loss) on:
Pay-floating swaps	$117	$(64)
Borrowings hedged with pay-floating swaps	(117)	64
Benefit (expense) associated with interest accruals on pay-floating swaps	(14)	7

The Company may designate pay-fixed interest rate swaps as cash flow hedges of interest payments on floating-rate borrowings. Pay-fixed swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these cash flow hedges are deferred in AOCI and recognized in interest expense as the interest payments occur. The Company did not have pay-fixed interest rate swaps that were designated as cash flow hedges of interest payments at December 29, 2018 or at September 29, 2018, and gains and losses related to pay-fixed swaps recognized in earnings for the quarter ended December 29, 2018 and December 30, 2017 were not material.
To facilitate its interest rate risk management activities, the Company sold options in November 2016, October 2017 and April 2018 to enter into a future pay-floating interest rate swaps indexed to LIBOR for $2.0 billion in future borrowings. The fair values of these contracts as of December 29, 2018 or at September 29, 2018 were not material. The options are not designated as hedges and do not qualify for hedge accounting; accordingly, changes in their fair value are recorded in earnings. Gains and losses on the options for the quarters ended December 29, 2018 and December 30, 2017 were not material.
Foreign Exchange Risk Management
The Company transacts business globally and is subject to risks associated with changing foreign currency exchange rates. The Company’s objective is to reduce earnings and cash flow fluctuations associated with foreign currency exchange rate changes, enabling management to focus on core business issues and challenges.
The Company enters into option and forward contracts that change in value as foreign currency exchange rates change to protect the value of its existing foreign currency assets, liabilities, firm commitments and forecasted but not firmly committed foreign currency transactions. In accordance with policy, the Company hedges its forecasted foreign currency transactions for periods generally not to exceed four years within an established minimum and maximum range of annual exposure. The gains and losses on these contracts offset changes in the U.S. dollar equivalent value of the related forecasted transaction, asset, liability or firm commitment. The principal currencies hedged are the euro, Japanese yen, British pound, Chinese yuan and Canadian dollar. Cross-currency swaps are used to effectively convert foreign currency denominated borrowings into U.S. dollar denominated borrowings.
The Company designates foreign exchange forward and option contracts as cash flow hedges of firmly committed and forecasted foreign currency transactions. As of December 29, 2018 and September 29, 2018, the notional amounts of the Company’s net foreign exchange cash flow hedges were $6.1 billion and $6.2 billion, respectively. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of the foreign currency transactions. Net deferred gains recorded in AOCI for contracts that will mature in the next twelve months total $147 million. The following table summarizes the effect of foreign exchange cash flow hedges on AOCI for the quarter ended December 29, 2018:

December 29, 2018
Gain/(loss) recognized in Other Comprehensive Income	$50
Gain/(loss) reclassified from AOCI into the Statement of Income (1)	37

(1)	Primarily recorded in revenue.
Foreign exchange risk management contracts with respect to foreign currency denominated assets and liabilities are not designated as hedges and do not qualify for hedge accounting. The notional amounts of these foreign exchange contracts at December 29, 2018 and September 29, 2018 were $2.4 billion and $3.3 billion, respectively. The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities for the quarter ended December 29, 2018 and December 30, 2017 by the corresponding line item in which they are recorded in the Condensed Consolidated Statements of Income:

	Costs and Expenses		Interest expense, net		Income Tax expense
Quarter Ended:	December 29, 2018	December 30, 2017	December 29, 2018	December 30, 2017	December 29, 2018	December 30, 2017
Net gain (loss) on foreign currency denominated assets and liabilities	$(27)	$17	$40	$3	$15	$3
Net gain (loss) on foreign exchange risk management contracts not designated as hedges	24	(14)	(39)	(1)	(18)	(1)
Net gain (loss)	$(3)	$3	$1	$2	$(3)	$2
Commodity Price Risk Management
The Company is subject to the volatility of commodities prices and the Company designates certain commodity forward contracts as cash flow hedges of forecasted commodity purchases. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of commodity purchases. The notional amount of these commodities contracts at December 29, 2018 and September 29, 2018 and related gains or losses recognized in earnings for the quarter ended December 29, 2018 and December 30, 2017 were not material.
Risk Management – Other Derivatives Not Designated as Hedges
The Company enters into certain other risk management contracts that are not designated as hedges and do not qualify for hedge accounting. These contracts, which include certain swap contracts, are intended to offset economic exposures of the Company and are carried at market value with any changes in value recorded in earnings. The notional amount and fair value of these contracts at December 29, 2018 and September 29, 2018 were not material. The related gains or losses recognized in earnings for the quarter ended December 29, 2018 and December 30, 2017 were not material.
Contingent Features and Cash Collateral
The Company has master netting arrangements by counterparty with respect to certain derivative financial instrument contracts. The Company may be required to post collateral in the event that a net liability position with a counterparty exceeds limits defined by contract and that vary with the Company’s credit rating. In addition, these contracts may require a counterparty to post collateral to the Company in the event that a net receivable position with a counterparty exceeds limits defined by contract and that vary with the counterparty’s credit rating. If the Company’s or the counterparty’s credit ratings were to fall below investment grade, such counterparties or the Company would also have the right to terminate our derivative contracts, which could lead to a net payment to or from the Company for the aggregate net value by counterparty of our derivative contracts. The aggregate fair values of derivative instruments with credit-risk-related contingent features in a net liability position by counterparty were $267 million and $299 million on December 29, 2018 and September 29, 2018, respectively.

Derivative Instruments
The Company manages its exposure to various risks relating to its ongoing business operations according to a risk management policy. The primary risks managed with derivative instruments are interest rate risk and foreign exchange risk.
The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of September 29, 2018
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$166	$169	$(80)	$(39)
Interest rate	—	—	(329)	—
Other	13	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	96	(95)	(60)
Interest Rate	—	—	—	(81)
Gross fair value of derivatives	217	267	(504)	(180)
Counterparty netting	(158)	(227)	254	131
Cash collateral (received)/paid	—	—	135	5
Net derivative positions	$59	$40	$(115)	$(44)

	As of September 30, 2017
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$175	$190	$(192)	$(170)
Interest rate	—	10	(106)	—
Other	6	2	—	—
Derivatives not designated as hedges
Foreign exchange	38	—	(46)	(19)
Interest Rate	—	—	—	(16)
Gross fair value of derivatives	219	202	(344)	(205)
Counterparty netting	(142)	(190)	188	144
Cash collateral (received)/paid	(20)	(7)	19	—
Net derivative positions	$57	$5	$(137)	$(61)

Interest Rate Risk Management
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows and on the market value of its borrowings. In accordance with its policy, the Company targets its fixed-rate debt as a percentage of its net debt between a minimum and maximum percentage. The Company primarily uses pay-floating and pay-fixed interest rate swaps to facilitate its interest rate risk management activities.
The Company designates pay-floating interest rate swaps as fair value hedges of fixed-rate borrowings effectively converting fixed-rate borrowings to variable rate borrowings indexed to LIBOR. As of September 29, 2018 and September 30, 2017, the total notional amount of the Company’s pay-floating interest rate swaps was $7.6 billion and $8.2 billion, respectively. The following table summarizes adjustments related to fair value hedges included in “Interest expense, net” in the Consolidated Statements of Income.

	2018	2017	2016
Gain (loss) on interest rate swaps	$(230)	$(211)	$18
Gain (loss) on hedged borrowings	230	211	(18)

In addition, the Company realized net expense of $15 million during fiscal 2018 and net benefits of $35 million and $94 million for fiscal years 2017 and 2016, respectively, in “Interest expense, net” related to pay-floating interest rate swaps.
The Company may designate pay-fixed interest rate swaps as cash flow hedges of interest payments on floating-rate borrowings. Pay-fixed swaps effectively convert floating rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these cash flow hedges are deferred in AOCI and recognized in interest expense as the interest payments occur. The Company did not have pay-fixed interest rate swaps that were designated as cash flow hedges of interest payments at September 29, 2018 or at September 30, 2017, and gains and losses related to pay-fixed swaps recognized in earnings for fiscal years 2018, 2017 and 2016 were not material.
To facilitate its interest rate risk management activities, the Company sold options in November 2016, October 2017 and April 2018 to enter into a future pay-floating interest rate swaps indexed to LIBOR for $2.0 billion in future borrowings. The fair values of these contracts were $81 million and $16 million at September 29, 2018 and September 30, 2017, respectively. The options are not designated as hedges and do not qualify for hedge accounting; accordingly, changes in their fair value are recorded in earnings.
Foreign Exchange Risk Management
The Company transacts business globally and is subject to risks associated with changing foreign currency exchange rates. The Company’s objective is to reduce earnings and cash flow fluctuations associated with foreign currency exchange rate changes, enabling management to focus on core business issues and challenges.
The Company enters into option and forward contracts that change in value as foreign currency exchange rates change to protect the value of its existing foreign currency assets, liabilities, firm commitments and forecasted but not firmly committed foreign currency transactions. In accordance with policy, the Company hedges its forecasted foreign currency transactions for periods generally not to exceed four years within an established minimum and maximum range of annual exposure. The gains and losses on these contracts offset changes in the U.S. dollar equivalent value of the related forecasted transaction, asset, liability or firm commitment. The principal currencies hedged are the euro, Japanese yen, Canadian dollar, Chinese yuan and British pound. Cross-currency swaps are used to effectively convert foreign currency-denominated borrowings into U.S. dollar denominated borrowings.
The Company designates foreign exchange forward and option contracts as cash flow hedges of firmly committed and forecasted foreign currency transactions. As of September 29, 2018 and September 30, 2017, the notional amounts of the Company’s net foreign exchange cash flow hedges were $6.2 billion and $6.3 billion, respectively. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of the foreign currency transactions. Gains and losses recognized related to ineffectiveness for fiscal years 2018, 2017 and 2016 were not material. Net deferred gains recorded in AOCI for contracts that will mature in the next twelve months totaled $92 million.
Foreign exchange risk management contracts with respect to foreign currency denominated assets and liabilities are not designated as hedges and do not qualify for hedge accounting. The notional amounts of these foreign exchange contracts at September 29, 2018 and September 30, 2017 were $3.3 billion and $3.6 billion, respectively. The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities for fiscal years 2018, 2017 and 2016 by the corresponding line item in which they are recorded in the Consolidated Statements of Income:

	Costs and Expenses			Interest expense, net			Income Tax Expense
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net gains (losses) on foreign currency denominated assets and liabilities	$(146)	$105	$2	$39	$(13)	$(2)	$29	$3	$49
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	104	(120)	(65)	(46)	11	—	(19)	24	(24)
Net gains (losses)	$(42)	$(15)	$(63)	$(7)	$(2)	$(2)	$10	$27	$25

Commodity Price Risk Management
The Company is subject to the volatility of commodities prices, and the Company designates certain commodity forward contracts as cash flow hedges of forecasted commodity purchases. Mark-to-market gains and losses on these contracts are deferred in AOCI and are recognized in earnings when the hedged transactions occur, offsetting changes in the value of commodity purchases. The notional amount of these commodities contracts at September 29, 2018 and September 30, 2017 and related gains or losses recognized in earnings were not material for fiscal years 2018, 2017 and 2016.
Risk Management – Other Derivatives Not Designated as Hedges
The Company enters into certain other risk management contracts that are not designated as hedges and do not qualify for hedge accounting. These contracts, which include certain swap contracts, are intended to offset economic exposures of the Company and are carried at market value with any changes in value recorded in earnings. The notional amount and fair value of these contracts at September 29, 2018 and September 30, 2017 were not material. The related gains or losses recognized in earnings were not material for fiscal years 2018, 2017 and 2016.
Contingent Features and Cash Collateral
The Company has master netting arrangements by counterparty with respect to certain derivative financial instrument contracts. The Company may be required to post collateral in the event that a net liability position with a counterparty exceeds limits defined by contract and that vary with the Company’s credit rating. In addition, these contracts may require a counterparty to post collateral to the Company in the event that a net receivable position with a counterparty exceeds limits defined by contract and that vary with the counterparty’s credit rating. If the Company’s or the counterparty’s credit ratings were to fall below investment grade, such counterparties or the Company would also have the right to terminate our derivative contracts, which could lead to a net payment to or from the Company for the aggregate net value by counterparty of our derivative contracts. The aggregate fair values of derivative instruments with credit-risk-related contingent features in a net liability position by counterparty were $299 million and $217 million at September 29, 2018 and September 30, 2017, respectively.